Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000228450 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline Intangible Value ETF
Class Name	Sparkline Intangible Value ETF
Trading Symbol	ITAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/itan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 37,765,273
Holdings Count | holding	153
Advisory Fees Paid, Amount	$ 91,829
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.9%
Communication Services	17.4%
Industrials	16.3%
Consumer Discretionary	13.2%
Health Care	13.0%
Financials	6.8%
Consumer Staples	2.3%
Materials	1.2%
Real Estate	0.4%
Energy	0.2%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	2.9%
Oracle Corp.	2.2%
Salesforce, Inc.	2.1%
Alphabet, Inc. - Class C	2.0%
Alphabet, Inc. - Class A	2.0%
International Business Machines Corp.	1.8%
Cisco Systems, Inc.	1.8%
AT&T, Inc.	1.6%
Wells Fargo & Co.	1.6%

C000252239 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline International Intangible Value ETF
Class Name	Sparkline International Intangible Value ETF
Trading Symbol	DTAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of September 9, 2024 to November 30, 2024 (the “Period).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	etf.sparklinecapital.com/dtan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.55%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.55%
Net Assets	$ 2,740,005
Holdings Count | holding	127
Advisory Fees Paid, Amount	$ 3,130
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	21.8%
Information Technology	21.1%
Consumer Discretionary	20.7%
Industrials	18.2%
Materials	6.4%
Communication Services	3.6%
Consumer Staples	3.3%
Energy	2.3%
Financials	2.2%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
SAP SE	3.1%
Roche Holding AG	3.0%
Novartis AG	2.9%
Siemens AG	2.5%
Toyota Motor Corp.	2.5%
Sony Group Corp.	2.4%
Hitachi Ltd	2.4%
AstraZeneca PLC	2.4%
Shell PLC	2.3%
Sanofi SA	2.2%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Germany	19.4%
Japan	18.0%
United Kingdom	14.9%
France	13.5%
Switzerland	7.8%
Canada	6.0%
Sweden	5.4%
Netherlands	4.1%
Australia	2.2%
Finland	1.8%